Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowing Costs [Abstract]
Summary of Other Loans and Borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	3,964	2,645	1,540
Obligations under leases	1,900	12,281	10,131
Accrued interests	3	1	1
Other financial loans and borrowings	7	7	7
TOTAL	9,104	18,165	14,908

Other loans and borrowings - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	—	—	—
Bank loans	1,319	1,105	942
Obligations under leases	520	2,112	2,085
Accrued interests	3	1	1
Other financial loans and borrowings	7	7	7
TOTAL	1,848	3,226	3,035

Other loans and borrowings - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,645	1,540	598
Obligations under leases	1,381	10,169	8,046
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
TOTAL	7,255	14,939	11,873

Summary of Refundable and Conditional Advances

The following table summarizes advances outstanding at December 31, 2020, 2019 and 2018.

		Total				Net book value
Refundable and conditional advances - general overview	Grant	amount			Effects of	As of
(in € thousands)	date	allocated	Receipts	Repayments	discounting	2020/12/31
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

		Total				Net book value
Refundable and conditional advances—general overview		amount			Effects of	As of
(in thousands of euros)	Grant date	allocated	Receipts	Repayments	discounting	2019/12/31
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

		Total				Net book value
Refundable and conditional advances—general overview		amount			Effects of	As of
(in € thousands)	Grant date	allocated	Receipts	Repayments	discounting	2018/12/31
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,407

Summary of Bank Loans

Bank loans are primarily used to finance research and laboratory equipment. Bank loans consisted of the following as of December 31, 2018:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2018/12/31	Installments	2018/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	490
CIC 5	July 2017	1,000	0.69%	—	60 monthly	753
CDN 4	June 2017	600	0.36%	—	48 monthly	376
BNP 4	April 2017	800	0.87%	—	60 monthly	695
CIC 4	December 2016	265	0.69%	—	60 monthly	164
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	735
NEUFLIZE 2	June 2016	500	1.10%	—	12 quarterly	84
BNP 2	June 2016	500	0.80%	—	20 quarterly	277
CDN 3	April 2016	500	0.72%	—	60 monthly	236
CIC 3	March 2015	500	0.85%	—	16 quarterly	32
BNP	December 2014	500	2.00%	—	20 quarterly	103
Other		—		—		19
TOTAL		6,715				3,964

Bank loans consisted of the following as of December 31, 2019:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2019/12/31	Installments	2019/12/31
CDN 5	November 2018	500	0.00%	—	48 monthly	365
CIC 5	July 2017	1000	0.00%	0	60 monthly	554
CDN 4	June 2017	600	0.00%	0	48 monthly	226
BNP 4	April 2017	800	0.00%	0	60 monthly	537
CIC 4	December 2016	265	0.00%	—	60 monthly	111
BNP 3	October 2016	1050	0.00%	0	20 quarterly	525
NEUFLIZE 2	June 2016	500	0.00%	0	12 quarterly	0
BNP 2	June 2016	500	0.00%	0	20 quarterly	177
CDN 3	April 2016	500	0.00%	—	60 monthly	135
CIC 3	March 2015	500	0.00%	0	16 quarterly	0
BNP	December 2014	500	0.00%	0	20 quarterly	0
Other		0		0		14
TOTAL		6,715				2,645

Bank loans consisted of the following as of December 31, 2020:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2020/12/31	Installments	2020/12/31
CDN 5	November 2018	500	0.00%	—	48 monthly	241
CIC 5	July 2017	1000	0.00%	0	60 monthly	354
CDN 4	June 2017	600	0.00%	0	48 monthly	75
BNP 4	April 2017	800	0.00%	0	60 monthly	377
CIC 4	December 2016	265	0.00%	—	60 monthly	58
BNP 3	October 2016	1050	0.00%	0	20 quarterly	315
NEUFLIZE 2	June 2016	500	0.00%	0	12 quarterly	0
BNP 2	June 2016	500	0.00%	0	20 quarterly	76
CDN 3	April 2016	500	0.00%	—	60 monthly	34
CIC 3	March 2015	500	0.00%	0	16 quarterly	0
BNP	December 2014	500	0.00%	0	20 quarterly	0
Other		0		0		9
TOTAL		6,715		—		1,540

Summary of Maturities of Financial Liabilities
Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2020/12/31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	170,782	1,313	169,470	—	—	—	—
Bank loans	1,540	942	544	54	—	—	—
Leases	10,131	2,085	1,564	1,150	1,109	1,039	3,184
Accrued interests	1	1	—	—	—	—	—
Other financial loans and borrowings	7	7	—	—	—	—	—
TOTAL - Other loans and borrowings	182,461	4,348	171,577	1,205	1,109	1,039	3,184
TOTAL	185,691	4,348	171,577	1,205	1,109	1,039	6,413

Under the initial terms, the convertible bond results in the payment of yearly interest of €6,300 and a reimbursement at par in October 2022. The nominal amount of the convertible loan of €180 million is due in less than 2 years. Regarding the renegotiation of this bond debt, please see Note 2.2 “Renegotiation of the convertible bond debt (OCEANEs)”.

Regarding the IT-DIAB advance, please see Note 12.2.1 “Refundable and conditional advances”.